VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—3.7%
Communication Services—0.8%
Allen Media LLC 144A 10.500%, 2/15/28(1)	$ 2,000	$ 2,054
Audacy Capital Corp. 144A 6.500%, 5/1/27(1)	1,215	1,243
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	2,000	1,320
DISH DBS Corp. 7.375%, 7/1/28	3,000	3,181
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	2,000	1,965
iHeartCommunications, Inc. 8.375%, 5/1/27	4,900	5,237
Sinclair Television Group, Inc. 144A 5.125%, 2/15/27(1)	2,000	1,985
Uniti Group LP 144A 4.750%, 4/15/28(1)	2,000	2,043
		19,028

Consumer Discretionary—0.6%
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	4,437	4,648
QVC, Inc. 4.750%, 2/15/27	3,000	3,180
Signal Parent, Inc. 144A 6.125%, 4/1/29(1)	3,000	2,865
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	3,000	3,225
		13,918

Financials—0.6%
Ahead DB Holdings LLC 144A 6.625%, 5/1/28(1)	2,000	2,015
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	1,800	1,736
MPH Acquisition Holdings LLC 144A 5.750%, 11/1/28(1)	4,826	4,546
New Residential Investment Corp. 144A 6.250%, 10/15/25(1)	2,000	2,015
Rocket Mortgage LLC
144A 5.250%, 1/15/28(1)	2,013	2,169
	Par Value	Value

Financials—continued
144A 3.875%, 3/1/31(1)	$ 1,000	$ 1,009
		13,490

Health Care—0.4%
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	6,002	5,837
Encompass Health Corp. 4.500%, 2/1/28	3,000	3,097
		8,934

Industrials—0.3%
Griffon Corp. 5.750%, 3/1/28	2,000	2,100
Icahn Enterprises LP 4.375%, 2/1/29	2,000	1,998
TMS International Corp. 144A 6.250%, 4/15/29(1)	2,920	3,051
		7,149

Information Technology—0.8%
Alliance Data Systems Corp. 144A 4.750%, 12/15/24(1)	2,000	2,048
ams AG 144A 7.000%, 7/31/25(1)	3,000	3,217
Austin BidCo, Inc. 144A 7.125%, 12/15/28(1)	1,950	1,965
Dell International LLC 8.100%, 7/15/36	3,000	4,549
NCR Corp. 144A 5.125%, 4/15/29(1)	3,000	3,094
Sensata Technologies B.V. 144A 4.000%, 4/15/29(1)	3,000	3,054
		17,927

Materials—0.1%
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	2,500	2,600
Real Estate—0.1%
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	2,000	1,998
Total Corporate Bonds and Notes (Identified Cost $84,194)		85,044

	Par Value	Value

Leveraged Loans—93.9%
Aerospace—3.4%
American Airlines, Inc.
(3 month LIBOR + 4.750%) 5.500%, 4/20/28(2)	$ 10,295	$ 10,640
2017, Tranche B (1 month LIBOR + 2.000%) 2.084%, 12/15/23(2)	10,436	10,202
Brown Group Holding LLC (3 month LIBOR + 2.750%) 3.250%, 6/7/28(2)	5,139	5,133
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/20/27(2)	9,008	9,575
Ducommun, Inc. Tranche B (1 month LIBOR + 4.000%) 4.084%, 11/21/25(2)	7,390	7,353
Dynasty Acquisition Co., Inc.
2020, Tranche B-1 (3 month LIBOR + 3.500%) 3.632%, 4/6/26(2)	3,576	3,494
2020, Tranche B-2 (3 month LIBOR + 3.500%) 3.632%, 4/6/26(2)	1,922	1,878
KKR Apple Bidco LLC (1 month LIBOR + 3.000%) 3.500%, 9/22/28(2)	3,335	3,330
MB Aerospace Holdings II Corp. First Lien (3 month LIBOR + 3.500%) 4.500%, 1/22/25(2)	3,599	3,343
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(2)	4,395	4,667
Spirit AeroSystems, Inc. (1 month LIBOR + 5.250%) 6.000%, 1/15/25(2)	2,878	2,887
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.334%, 5/30/25(2)	5,452	5,383
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Aerospace—continued
United AirLines, Inc. Tranche B (1 month LIBOR + 3.750%) 4.500%, 4/21/28(2)	$ 5,672	$ 5,706
WP CPP Holdings LLC First Lien (3 month LIBOR + 3.750%) 4.750%, 4/30/25(2)	4,565	4,436
		78,027

Chemicals—5.0%
Alpha 3 B.V. (3 month LIBOR + 2.500%) 3.000%, 3/18/28(2)	6,938	6,927
ARC Falcon I, Inc.
(3 month LIBOR + 3.750%) 0.000%, 9/30/28(2)(3)	3,927	3,923
Second Lien (3 month LIBOR + 7.250%) 0.000%, 9/22/29(2)(3)	5,000	4,963
Aruba Investments Holdings LLC First Lien (3 month LIBOR + 4.000%) 4.750%, 11/24/27(2)	2,652	2,655
Ascend Performance Materials Operations LLC 2021 (3 month LIBOR + 4.750%) 5.500%, 8/27/26(2)	2,837	2,869
ASP Chromaflo Intermediate Holdings, Inc.
Tranche B-1 (1 month LIBOR + 3.500%) 4.500%, 11/20/23(2)	839	839
Tranche B-2, First Lien (1 month LIBOR + 3.500%) 4.500%, 11/20/23(2)	1,082	1,083
Blue Tree Holdings, Inc. (3 month LIBOR + 2.500%) 2.640%, 3/4/28(2)	7,194	7,158
Consolidated Energy Finance S.A. (6 month LIBOR + 2.500%) 2.657%, 5/7/25(2)	9,580	9,412
Gemini HDPE LLC 2027 (3 month LIBOR + 3.000%) 3.500%, 12/31/27(2)	4,491	4,491
	Par Value	Value

Chemicals—continued
Herens Holdco S.a.r.l. Tranche B (6 month LIBOR + 4.000%) 4.750%, 7/3/28(2)	$ 3,721	$ 3,731
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 2.084%, 4/1/24(2)	20,696	20,554
Ineos U.S. Petrochem LLC 2026, Tranche B (1 month LIBOR + 2.750%) 3.250%, 1/29/26(2)	2,950	2,950
Meridian Adhesives Group, Inc. (6 month LIBOR + 4.000%) 4.750%, 7/14/28(2)	2,000	1,995
Minerals Technologies, Inc. Tranche B-1 (1 month LIBOR + 2.250%) 3.000%, 2/14/24(2)	5,741	5,741
Momentive Performance Materials, Inc. First Lien (1 month LIBOR + 3.250%) 3.340%, 5/15/24(2)	3,776	3,767
Oxea Corp. Tranche B-2 (3 month LIBOR + 3.250%) 0.000%, 10/14/24(2)(3)	1,994	1,984
PQ Corp. (3 month LIBOR + 2.750%) 3.250%, 6/9/28(2)	3,312	3,312
Sparta US Holdco LLC First Lien (3 month LIBOR + 3.500%) 4.250%, 8/2/28(2)	2,305	2,308
Starfruit Finco B.V. (1 month LIBOR + 2.750%) 2.832%, 10/1/25(2)	6,012	5,968
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 2.584%, 5/3/28(2)	3,426	3,414
Tronox Finance LLC Tranche B, First Lien (1 month LIBOR + 2.250%) 2.334% - 2.382%, 3/10/28(2)	4,416	4,396
	Par Value	Value

Chemicals—continued
Vantage Specialty Chemicals, Inc.
First Lien (3 month LIBOR + 3.500%) 4.500%, 10/28/24(2)	$ 3,354	$ 3,286
Second Lien (3 month LIBOR + 8.250%) 9.250%, 10/27/25(2)	7,470	7,222
		114,948

Consumer Durables—0.5%
Plantronics, Inc. Tranche B (1 month LIBOR + 2.500%) 2.584%, 7/2/25(2)	3,765	3,673
Weber-Stephen Products LLC Tranche B (1 month LIBOR + 3.250%) 4.000%, 10/30/27(2)	2,885	2,890
White Cap Buyer LLC (1 month LIBOR + 4.000%) 4.500%, 10/19/27(2)	4,531	4,541
		11,104

Consumer Non-Durables—1.3%
ABG Intermediate Holdings 2 LLC
2021 (1 month LIBOR + 3.250%) 4.000%, 9/27/24(2)	5,848	5,836
First Lien (1 month LIBOR + 5.250%) 6.250%, 9/27/24(2)	2,807	2,807
Conair Holdings LLC First Lien (3 month LIBOR + 3.750%) 4.250%, 5/17/28(2)	7,305	7,308
Coty, Inc. Tranche B (1 month LIBOR + 2.250%) 2.333%, 4/7/25(2)	4,455	4,369
Diamond BC B.V. Tranche B (3 month LIBOR + 3.000%) 0.000%, 9/29/28(2)(3)	3,510	3,512
Energizer Holdings, Inc. (1 month LIBOR + 2.250%) 2.750%, 12/22/27(2)	2,686	2,683
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Consumer Non-Durables—continued
New Trojan Parent, Inc. First Lien (3 month LIBOR + 3.250%) 3.750%, 1/6/28(2)	$ 2,389	$ 2,382
		28,897

Energy—1.8%
AL NGPL Holdings LLC (3 month LIBOR + 3.750%) 4.750%, 4/14/28(2)	3,290	3,298
BCP Raptor II LLC (1 month LIBOR + 4.750%) 4.834%, 11/3/25(2)	6,536	6,459
BCP Raptor LLC (1 month LIBOR + 4.250%) 5.250%, 6/24/24(2)	7,789	7,758
BCP Renaissance Parent LLC (3 month LIBOR + 3.500%) 4.500%, 10/31/24(2)	4,667	4,625
Blackbrush Oil & Gas LP PIK Interest Capitalization (6 month LIBOR + 5.000%) 6.000%, 9/3/25(2)(4)	4,779	4,780
Generation Bridge Acquisition LLC Tranche B (3 month LIBOR + 5.000%) 0.000%, 8/7/28(2)(3)(5)	2,689	2,696
Lower Cadence Holdings LLC (1 month LIBOR + 4.000%) 4.084%, 5/22/26(2)	7,078	7,069
Traverse Midstream Partners LLC (1 month LIBOR + 5.500%) 6.500%, 9/27/24(2)	3,925	3,925
		40,610

Financial—6.5%
Acrisure LLC 2020, Tranche B (3 month LIBOR + 3.500%) 3.632%, 2/15/27(2)	5,773	5,714
AltiSource Solutions S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 5.000%, 4/3/24(2)	3,235	2,687
	Par Value	Value

Financial—continued
AmWINS Group, Inc. (1 month LIBOR + 2.250%) 3.000%, 2/19/28(2)	$ 3,196	$ 3,176
Aretec Group, Inc. First Lien (1 month LIBOR + 4.250%) 4.334%, 10/1/25(2)	12,681	12,633
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.334%, 1/31/28(2)	10,530	10,493
Tranche B-4 (1 month LIBOR + 5.250%) 5.331%, 1/20/29(2)	7,965	7,923
Tranche B-8 (1 month LIBOR + 3.250%) 3.334%, 12/23/26(2)	27,095	26,679
Tranche B-9 (1 month LIBOR + 3.250%) 3.334%, 7/31/27(2)	3,731	3,674
Citadel Securities LP 2021 (1 month LIBOR + 2.500%) 2.584%, 2/2/28(2)	8,657	8,573
Ditech Holding Corp. Tranche B (3 month PRIME + 0.000%) 0.000%, 6/30/22(2)(6)	4,204	830
DRW Holdings LLC First Lien (1 month LIBOR + 3.750%) 3.834%, 3/1/28(2)	7,385	7,354
EVO Payments International LLC First Lien (1 month LIBOR + 3.250%) 3.340%, 12/22/23(2)	7,145	7,129
First Eagle Holdings, Inc. 2018, Tranche B (3 month LIBOR + 2.566%) 2.632%, 2/1/27(2)	3,865	3,823
HighTower Holding LLC (3 month LIBOR + 4.000%) 4.750%, 4/21/28(2)	2,732	2,729
Hudson River Trading LLC (3 month LIBOR + 3.000%) 3.085%, 3/20/28(2)	2,165	2,151
Jane Street Group LLC (1 month LIBOR + 2.750%) 2.834%, 1/26/28(2)	9,816	9,713
LSF11 AS Holdco LLC Tranche B (3 month LIBOR + 3.750%) 0.000%, 10/2/28(2)(3)	2,850	2,854
	Par Value	Value

Financial—continued
Mariner Wealth Advisors LLC (3 month LIBOR + 3.250%) 3.750%, 8/18/28(2)	$ 2,551	$ 2,538
Nexus Buyer LLC (1 month LIBOR + 3.750%) 3.836%, 11/9/26(2)	3,962	3,961
Orion Advisor Solutions, Inc. (1 month LIBOR + 3.750%) 4.500%, 9/24/27(2)	6,159	6,158
Russell Investments US Institutional Holdco, Inc. 2025 (6 month LIBOR + 3.500%) 4.500%, 5/30/25(2)	6,570	6,578
Superannuation and Investments US LLC (3 month LIBOR + 3.750%) 0.000%, 9/25/28(2)(3)	4,020	3,995
VFH Parent LLC (1 month LIBOR + 3.000%) 3.082%, 3/1/26(2)	5,431	5,421
Zebra Buyer LLC (3 month LIBOR + 3.500%) 0.000%, 4/21/28(2)(3)	1,730	1,735
		148,521

Food / Tobacco—2.1%
Evergreen AcqCo 1 LP (3 month LIBOR + 5.750%) 6.500%, 4/21/28(2)	3,870	3,902
IRB Holding Corp. (3 month LIBOR + 3.250%) 4.250%, 12/15/27(2)	4,218	4,224
MIC Glen LLC
(2 month LIBOR + 3.500%) 4.000%, 7/21/28(2)	2,495	2,481
Second Lien (2 month LIBOR + 6.750%) 7.250%, 6/18/29(2)	830	832
Milk Specialties Co. (3 month LIBOR + 4.000%) 5.000%, 8/15/25(2)	4,150	4,146
Panera Bread Co. (1 month LIBOR + 2.250%) 2.375%, 7/18/22(2)	2,152	2,107
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Quirch Foods Holdings LLC (1 month LIBOR + 4.750%) 5.750%, 10/27/27(2)	$ 4,962	$ 4,978
Sycamore Buyer LLC (3 month LIBOR + 2.250%) 0.000%, 9/24/28(2)(3)	5,025	5,006
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.000%, 3/31/28(2)	5,701	5,690
UTZ Quality Foods LLC 2021 (1 month LIBOR + 3.000%) 3.084%, 1/20/28(2)	3,001	2,996
Whole Earth Brands, Inc. (3 month LIBOR + 4.500%) 5.500%, 2/2/28(2)	6,980	6,927
Woof Holdings, Inc.
First Lien (3 month LIBOR + 3.750%) 4.500%, 12/21/27(2)	4,637	4,640
Second Lien (3 month LIBOR + 7.250%) 8.000%, 12/21/28(2)	500	504
		48,433

Food and Drug—0.1%
United Natural Foods, Inc. First Lien (1 month LIBOR + 3.500%) 3.584%, 10/22/25(2)	3,092	3,089
Forest Prod / Containers—2.6%
Anchor Packaging LLC (1 month LIBOR + 4.000%) 4.084%, 7/18/26(2)	2,776	2,772
Berlin Packaging LLC
Tranche B-4 (3 month LIBOR + 3.250%) 3.750%, 3/11/28(2)	4,836	4,792
Tranche B-5 (1 month LIBOR + 3.750%) 4.250%, 3/13/28(2)	1,200	1,198
Geon Performance Solutions LLC (3 month LIBOR + 4.750%) 5.500%, 8/10/28(2)	3,750	3,775
	Par Value	Value

Forest Prod / Containers—continued
Graham Packaging Co., Inc. (1 month LIBOR + 3.000%) 3.750%, 8/4/27(2)	$ 8,564	$ 8,554
Klockner Pentaplast of America, Inc. Tranche B (6 month LIBOR + 4.750%) 5.250%, 2/12/26(2)	2,786	2,791
Mar Bidco S.a.r.l. Tranche B (3 month LIBOR + 4.250%) 4.750%, 7/6/28(2)	3,705	3,693
Pregis Topco LLC (1 month LIBOR + 4.000%) 4.500%, 7/31/26(2)	6,350	6,350
Pregis TopCo LLC First Lien (1 month LIBOR + 4.000%) 4.084%, 7/31/26(2)	2,666	2,668
Reynolds Group Holdings, Inc. Tranche B-2 (1 month LIBOR + 3.250%) 3.334%, 2/5/26(2)	4,124	4,093
Schweitzer-Mauduit International, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 2/9/28(2)	4,409	4,404
Spa Holdings 3 Oy Tranche B (3 month LIBOR + 4.000%) 4.750%, 2/4/28(2)	2,821	2,824
Sylvamo Corp. (3 month LIBOR + 4.500%) 0.000%, 8/18/28(2)(3)	4,085	4,070
TricorBraun, Inc.
(1 month LIBOR + 3.250%) 3.250% - 3.750%, 3/3/28(2)	181	180
(1 month LIBOR + 3.250%) 3.750%, 3/3/28(2)	5,488	5,455
Trident TPI Holdings, Inc. Tranche B-3 (3 month LIBOR + 4.000%) 4.500%, 9/15/28(2)	2,045	2,047
		59,666

	Par Value	Value

Gaming / Leisure—3.6%
Aimbridge Acquisition Co., Inc. 2020 (1 month LIBOR + 4.750%) 5.500%, 2/2/26(2)	$ 2,050	$ 2,032
Caesars Resort Collection LLC
Tranche B (1 month LIBOR + 2.750%) 2.834%, 12/23/24(2)	11,614	11,539
Tranche B-1 (3 month LIBOR + 3.500%) 0.000%, 7/21/25(2)	11,781	11,785
Enterprise Development Authority Tranche B (1 month LIBOR + 4.250%) 5.000%, 2/28/28(2)	1,960	1,962
Everi Holdings, Inc. Tranche B (1 month LIBOR + 2.500%) 3.000%, 8/3/28(2)	3,165	3,157
Golden Nugget, Inc. First Lien (2 month LIBOR + 2.500%) 3.250%, 10/4/23(2)	5,852	5,821
GVC Holdings Gibraltar Ltd. (3 month LIBOR + 2.500%) 3.000%, 3/29/27(2)	3,312	3,305
Herschend Entertainment Co. LLC (3 month LIBOR + 3.750%) 4.250%, 8/27/28(2)	1,665	1,662
Hilton Grand Vacations Borrower LLC (1 month LIBOR + 3.000%) 3.500%, 8/2/28(2)	3,695	3,703
Jack Ohio Finance LLC (3 month LIBOR + 5.250%) 0.000%, 10/4/28(2)(3)	2,515	2,515
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(2)	5,932	5,796
Playtika Holding Corp. Tranche B-1 (1 month LIBOR + 2.750%) 2.834%, 3/13/28(2)	7,410	7,405
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.834%, 8/14/24(2)	$ 6,076	$ 6,047
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 2.368% - 2.382%, 7/21/26(2)	6,925	6,899
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27(2)	6,301	6,237
Twin River Worldwide Holdings, Inc. Tranche B (3 month LIBOR + 3.250%) 0.000%, 8/6/28(2)(3)	3,165	3,163
		83,028

Health Care—9.1%
ADMI Corp. (1 month LIBOR + 3.500%) 4.000%, 12/23/27(2)	2,700	2,697
Agiliti Health, Inc.
(1 month LIBOR + 2.750%) 3.500%, 1/5/26(2)	4,106	4,086
(3 month LIBOR + 2.750%) 0.000%, 1/4/26(2)(3)	450	447
AHP Health Partners, Inc. (1 month LIBOR + 3.500%) 4.000%, 8/24/28(2)	8,600	8,622
Amneal Pharmaceuticals LLC (1 month LIBOR + 3.500%) 3.625%, 5/4/25(2)	7,498	7,389
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.500%, 10/6/27(2)	3,806	3,768
AthenaHealth, Inc. Tranche B-1 (3 month LIBOR + 4.250%) 4.333% - 4.377%, 2/11/26(2)	6,293	6,306
Avantor Funding, Inc. (1 month LIBOR + 2.250%) 2.750%, 11/8/27(2)	2,776	2,779
Bioscrip, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.834%, 8/6/26(2)	4,000	3,997
	Par Value	Value

Health Care—continued
Cano Health LLC (3 month LIBOR + 4.500%) 5.250%, 11/23/27(2)	$ 4,525	$ 4,527
Catalent Pharma Solutions, Inc. Tranche B-3 (1 month LIBOR + 2.000%) 0.000%, 2/22/28(2)(3)	1,995	1,995
Change Healthcare Holdings LLC (1 month LIBOR + 2.500%) 3.500%, 3/1/24(2)	9,600	9,588
CHG Healthcare Services, Inc. First Lien (3 month LIBOR + 3.500%) 0.000%, 9/29/28(2)(3)	3,140	3,143
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.834%, 10/10/25(2)	4,159	3,691
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27(2)	5,682	5,690
Greatbatch Ltd. (3 month LIBOR + 2.500%) 3.000%, 8/20/28(2)	5,375	5,367
HCRX Investments Holdco LP Tranche B (3 month LIBOR + 2.250%) 0.000%, 7/14/28(2)(3)	2,505	2,496
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 4.750%, 8/19/28(2)	4,250	4,266
ICON Luxembourg S.a.r.l. Tranche B (3 month LIBOR + 2.500%) 3.000%, 7/3/28(2)	7,027	7,050
ImageFirst Holdings LLC (3 month LIBOR + 4.500%) 5.250%, 4/27/28(2)	2,117	2,112
Insulet Corp. Tranche B (1 month LIBOR + 3.250%) 3.750%, 4/28/28(2)	2,978	2,983
Kindred Healthcare LLC Tranche B (1 month LIBOR + 4.500%) 4.625%, 7/2/25(2)	8,779	8,779
	Par Value	Value

Health Care—continued
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.834%, 11/17/25(2)	$ 8,454	$ 8,438
Mamba Purchaser, Inc.
(3 month LIBOR + 2.750%) 0.000%, 10/16/28(2)(3)	2,510	2,508
Second Lien (3 month LIBOR + 7.000%) 0.000%, 10/1/29(2)(3)	840	840
Medline Borrower LP (3 month LIBOR + 3.250%) 0.000%, 10/23/28(2)(3)	5,530	5,502
Medrisk, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 5/10/28(2)	4,920	4,910
Midwest Physician Administrative Services LLC First Lien (3 month LIBOR + 3.000%) 3.750%, 3/12/28(2)	4,219	4,191
MPH Acquisition Holdings LLC (3 month LIBOR + 4.250%) 4.750%, 8/17/28(2)	6,415	6,340
National Mentor Holdings, Inc.
First Lien (3 month LIBOR + 3.750%) 4.500%, 3/2/28(2)	4,257	4,256
Tranche C, First Lien (3 month LIBOR + 3.750%) 4.500%, 3/2/28(2)	134	134
Onex TSG Intermediate Corp. (3 month LIBOR + 4.750%) 5.500%, 2/28/28(2)	2,923	2,944
Organon & Co. (3 month LIBOR + 3.000%) 3.500%, 6/2/28(2)	4,953	4,961
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.500%) 4.250%, 11/30/27(2)	5,806	5,810
Paragis LLC (3 month LIBOR + 4.750%) 5.250%, 7/6/28(2)	2,000	2,000
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Health Care—continued
Parexel International Corp.
(1 month LIBOR + 2.750%) 2.834%, 9/27/24(2)	$ 3,067	$ 3,065
(3 month LIBOR + 3.500%) 0.000%, 8/11/28(2)(3)	3,750	3,751
PetIQ, Inc. First Lien (3 month LIBOR + 4.250%) 4.750%, 4/13/28(2)	6,688	6,638
Pluto Acquisition I, Inc. 2021, First Lien (3 month LIBOR + 4.000%) 4.121%, 6/22/26(2)	3,312	3,306
PPD, Inc. (1 month LIBOR + 2.000%) 2.500%, 1/13/28(2)	8,967	8,949
PRA Health Sciences, Inc. (3 month LIBOR + 2.500%) 3.000%, 7/3/28(2)	1,751	1,756
RBP Global Holdings Ltd. (3 month LIBOR + 5.250%) 6.000%, 6/30/26(2)	3,910	3,881
RXB Holdings, Inc. First Lien (6 month LIBOR + 5.250%) 6.000%, 12/20/27(2)	5,380	5,400
SCP Eye Care Services LLC (6 month LIBOR + 4.500%) 5.250%, 3/16/28(2)	2,759	2,755
Signify Health LLC (3 month LIBOR + 3.250%) 3.750%, 6/16/28(2)	3,035	3,020
Sterigenics-Nordion Holdings LLC (1 month LIBOR + 2.750%) 3.250%, 12/11/26(2)	4,125	4,111
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.500%, 8/31/26(2)	5,580	5,586
Upstream Newco, Inc. 2021 (1 month LIBOR + 4.250%) 4.334%, 11/20/26(2)	998	997
		207,827

	Par Value	Value

Housing—3.6%
84 Lumber Co. Tranche B-1 (1 month LIBOR + 3.000%) 3.750%, 11/13/26(2)	$ 4,466	$ 4,470
ACProducts Holdings, Inc. (3 month LIBOR + 4.250%) 4.750%, 5/17/28(2)	5,436	5,424
Brookfield Property REIT, Inc. Tranche B (1 month LIBOR + 2.500%) 2.584%, 8/27/25(2)	13,383	13,213
Core & Main LP Tranche B (1 month LIBOR + 2.500%) 2.588%, 7/27/28(2)	6,847	6,813
CP Iris Holdco I, Inc. First Lien (3 month LIBOR + 3.750%) 0.000%, 10/2/28(2)(3)	2,929	2,924
Cushman & Wakefield US Borrower LLC (1 month LIBOR + 2.750%) 2.834%, 8/21/25(2)	11,123	11,014
Empire Today LLC 0.000%, 4/3/28(2)	3,132	3,109
Foundation Building Materials, Inc. First Lien (3 month LIBOR + 3.250%) 3.750%, 1/31/28(2)	5,471	5,431
Hillman Group, Inc. (The)
(1 month LIBOR + 2.750%) 3.250%, 7/14/28(2)	44	43
Tranche B-1 (3 month LIBOR + 2.750%) 3.250%, 7/14/28(2)	2,269	2,266
Hunter Fan Co. (3 month LIBOR + 5.000%) 5.875%, 5/8/28(2)	3,365	3,359
LBM Acquisition LLC First Lien (1 month LIBOR + 3.750%) 4.500%, 12/17/27(2)	5,265	5,212
Osmose Utilities Services, Inc. First Lien (1 month LIBOR + 3.250%) 3.750%, 6/23/28(2)	5,180	5,157
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 1/31/27(2)(3)	3,610	3,597
	Par Value	Value

Housing—continued
Standard Industries, Inc. Tranche B (3 month LIBOR + 2.500%) 0.000%, 9/22/28(2)(3)	$ 5,005	$ 5,008
TAMKO Building Products, Inc. (2 month LIBOR + 3.000%) 3.107% - 3.131%, 5/29/26(2)	3,473	3,452
VC GB Holdings I Corp.
First Lien (3 month LIBOR + 3.500%) 4.000%, 6/30/28(2)	1,665	1,663
Second Lien (3 month LIBOR + 6.750%) 7.250%, 7/23/29(2)	1,250	1,253
		83,408

Information Technology—14.5%
Ahead DB Holdings LLC Tranche B (3 month LIBOR + 3.750%) 4.500%, 10/18/27(2)	3,691	3,703
Allegro MicroSystems, Inc. (3 month LIBOR + 3.750%) 4.250%, 9/30/27(2)	290	289
Apttus Corporation (3 month LIBOR + 4.250%) 5.000%, 5/8/28(2)	3,955	3,970
AQA Acquisition Holding, Inc. First Lien (3 month LIBOR + 4.250%) 4.750%, 3/3/28(2)	3,905	3,918
Atlas Purchaser, Inc.
First Lien (3 month LIBOR + 5.250%) 6.000%, 5/8/28(2)	4,943	4,851
Second Lien (3 month LIBOR + 9.000%) 9.750%, 5/7/29(2)	825	819
Avaya, Inc. Tranche B-1 (1 month LIBOR + 4.250%) 4.334%, 12/15/27(2)	7,148	7,156
Barracuda Networks, Inc. First Lien (3 month LIBOR + 3.750%) 4.500%, 2/12/25(2)	4,072	4,082
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Brave Parent Holdings, Inc. (3 month LIBOR + 4.000%) 4.085%, 4/18/25(2)	$ 4,195	$ 4,190
Brooks Automation, Inc. Tranche B (3 month LIBOR + 2.500%) 2.710%, 10/4/24(2)	2,229	2,213
Castle US Holding Corp.
(3 month LIBOR + 3.750%) 3.882%, 1/29/27(2)	798	791
Tranche B-2 (3 month LIBOR + 4.000%) 4.750%, 1/29/27(2)	3,983	3,998
CCC Intelligent Solutions, Inc. (3 month LIBOR + 2.500%) 3.000%, 9/21/28(2)	3,935	3,930
Cloudera, Inc.
(1 month LIBOR + 2.500%) 3.250%, 12/22/27(2)	3,338	3,334
(3 month LIBOR + 3.750%) 0.000%, 8/10/28(2)(3)	3,750	3,743
Second Lien (3 month LIBOR + 6.250%) 0.000%, 8/10/29(2)(3)	2,000	1,990
CommerceHub, Inc. First Lien (3 month LIBOR + 4.000%) 4.750%, 12/29/27(2)	3,965	3,967
ConnectWise LLC (3 month LIBOR + 3.500%) 0.000%, 9/29/28(2)(3)	5,445	5,431
ConvergeOne Holdings, Inc. First Lien (1 month LIBOR + 5.000%) 5.084%, 1/4/26(2)	6,560	6,520
CoreLogic, Inc. First Lien (1 month LIBOR + 3.500%) 4.000%, 6/2/28(2)	7,690	7,680
Cornerstone OnDemand, Inc. (3 month LIBOR + 3.750%) 0.000%, 9/21/28(2)(3)	3,770	3,761
Creation Technologies, Inc. (3 month LIBOR + 4.750%) 0.000%, 9/14/28(2)(3)	4,355	4,322
	Par Value	Value

Information Technology—continued
DCert Buyer, Inc.
First Lien (1 month LIBOR + 4.000%) 4.084%, 10/16/26(2)	$ 4,075	$ 4,074
Second Lien (1 month LIBOR + 7.000%) 7.084%, 2/19/29(2)	3,625	3,651
Dell International LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.000%, 9/19/25(2)	4,376	4,374
E2Open LLC (3 month LIBOR + 3.250%) 3.750%, 2/4/28(2)	4,516	4,514
EAB Global, Inc. (3 month LIBOR + 3.500%) 4.000%, 8/16/28(2)	2,500	2,486
Endurance International Group Holdings, Inc. (6 month LIBOR + 3.500%) 4.250%, 2/10/28(2)	4,289	4,262
Ensono LP First Lien (6 month LIBOR + 4.000%) 4.750%, 5/28/28(2)	3,065	3,069
Gigamon, Inc. First Lien (3 month LIBOR + 3.750%) 4.500%, 12/27/24(2)	6,978	6,976
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 4.750%, 12/1/27(2)	5,254	5,269
IDERA, Inc. (1 month LIBOR + 3.750%) 4.500%, 3/2/28(2)	3,617	3,615
Ivanti Software, Inc.
(3 month LIBOR + 4.000%) 4.750%, 12/1/27(2)	2,667	2,667
First Lien (3 month LIBOR + 4.750%) 5.750%, 12/1/27(2)	3,075	3,080
LI Group Holdings, Inc. 2021 (3 month LIBOR + 3.750%) 4.500%, 3/11/28(2)	3,176	3,188
LogMeIn, Inc. First Lien (1 month LIBOR + 4.750%) 4.833%, 8/31/27(2)	8,781	8,774
	Par Value	Value

Information Technology—continued
MA Financeco LLC
Tranche B-3 (1 month LIBOR + 2.750%) 2.834%, 6/21/24(2)	$ 911	$ 901
Tranche B-4 (3 month LIBOR + 4.250%) 5.250%, 6/5/25(2)	6,679	6,714
Magenta Buyer LLC
First Lien (3 month LIBOR + 5.000%) 5.750%, 7/27/28(2)	6,670	6,668
Second Lien (3 month LIBOR + 8.250%) 9.000%, 7/27/29(2)	2,540	2,537
Magnite, Inc. (3 month LIBOR + 5.000%) 5.750%, 4/28/28(2)	2,459	2,453
Marcel Lux IV S.a.r.l. (1 month LIBOR + 4.000%) 4.750%, 12/31/27(2)	1,005	1,002
Mavenir Systems, Inc. (3 month LIBOR + 4.750%) 5.250%, 8/13/28(2)	7,500	7,493
Maverick Bidco, Inc. First Lien (3 month LIBOR + 3.750%) 4.500%, 5/18/28(2)	2,885	2,879
MaxLinear, Inc. (1 month LIBOR + 2.250%) 2.750%, 6/23/28(2)	6,561	6,531
McAfee LLC Tranche B (1 month LIBOR + 3.750%) 3.837%, 9/30/24(2)	6,271	6,271
Mermaid Bidco, Inc. (3 month LIBOR + 3.750%) 4.500%, 12/22/27(2)	6,073	6,058
MKS Instruments, Inc. (3 month LIBOR + 1.750%) 0.000%, 2/2/26(2)(3)	1,959	1,950
N-able International Holdings II LLC (3 month LIBOR + 3.000%) 3.500%, 7/19/28(2)	2,265	2,262
Planview Parent, Inc. First Lien (3 month LIBOR + 4.000%) 4.750%, 12/17/27(2)	3,533	3,540
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Polaris Newco LLC First Lien (3 month LIBOR + 4.000%) 4.500%, 6/2/28(2)	$ 3,850	$ 3,857
Precisely Software, Inc. First Lien (3 month LIBOR + 4.250%) 5.000%, 4/24/28(2)	5,725	5,710
Project Boost Purchaser LLC 2021, Tranche 2, First Lien (3 month LIBOR + 3.500%) 4.000%, 6/1/26(2)	1,995	1,994
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.000%, 3/10/28(2)	4,089	4,083
Proofpoint, Inc. (3 month LIBOR + 3.250%) 3.750%, 8/31/28(2)	4,240	4,217
Quest Software US Holdings, Inc. (3 month LIBOR + 4.250%) 0.000%, 5/16/25(2)(3)	2,680	2,673
Rackspace Technology Global, Inc. Tranche B (3 month LIBOR + 2.750%) 3.500%, 2/15/28(2)	7,711	7,653
RealPage, Inc. First Lien (1 month LIBOR + 3.250%) 3.750%, 4/24/28(2)	6,560	6,538
Red Planet Borrower LLC First Lien (3 month LIBOR + 3.750%) 0.000%, 10/2/28(2)(3)	4,270	4,254
Redstone Holdco 2 LP
First Lien (3 month LIBOR + 4.750%) 5.500%, 4/27/28(2)	3,000	2,947
Second Lien (3 month LIBOR + 7.750%) 8.500%, 4/27/29(2)	2,340	2,276
Renaissance Holding Corp. First Lien (1 month LIBOR + 3.250%) 3.334%, 5/30/25(2)	3,577	3,544
Sabre GLBL, Inc.
(1 month LIBOR + 3.500%) 4.000%, 12/17/27(2)	1,602	1,592
	Par Value	Value

Information Technology—continued
(1 month LIBOR + 3.500%) 4.000%, 12/17/27(2)	$ 2,553	$ 2,538
Seattle Escrow Borrower LLC (1 month LIBOR + 2.750%) 2.834%, 6/21/24(2)	6,151	6,082
Sitel Worldwide Corp. (2 month LIBOR + 3.750%) 4.250%, 8/27/28(2)	6,715	6,723
Skillsoft Finance II, Inc. (3 month LIBOR + 4.750%) 5.500%, 6/30/28(2)	2,080	2,087
SolarWinds Holdings, Inc. 2018 (1 month LIBOR + 2.750%) 2.834%, 2/5/24(2)	6,648	6,577
Sovos Compliance LLC (3 month LIBOR + 4.500%) 5.000%, 8/11/28(2)	2,136	2,148
Surf Holdings S.a.r.l First Lien (3 month LIBOR + 3.500%) 3.616%, 3/5/27(2)	5,645	5,611
Symplr Software, Inc. First Lien (3 month LIBOR + 4.500%) 5.250%, 12/22/27(2)	2,701	2,708
Taboola, Inc. (3 month LIBOR + 4.000%) 4.500%, 8/18/28(2)	4,385	4,352
Tenable, Inc. (3 month LIBOR + 2.750%) 3.250%, 7/7/28(2)	2,665	2,658
TIBCO Software, Inc. Tranche B-3 (1 month LIBOR + 3.750%) 3.840%, 6/30/26(2)	2,845	2,822
Turing Midco LLC (1 month LIBOR + 3.000%) 3.500%, 3/24/28(2)	2,638	2,636
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26(2)	5,815	5,823
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27(2)	250	254
Ultra Clean Holdings, Inc. Tranche B (1 month LIBOR + 3.750%) 3.834%, 8/27/25(2)	8,349	8,355
	Par Value	Value

Information Technology—continued
Valkyr Purchaser LLC (3 month LIBOR + 4.000%) 4.750%, 11/5/27(2)	$ 3,192	$ 3,181
Virtusa Corp. Tranche B (1 month LIBOR + 3.750%) 4.500%, 2/11/28(2)	5,058	5,063
Voyage Australia Pty Ltd. First Lien (3 month LIBOR + 3.500%) 4.000%, 7/20/28(2)	2,650	2,647
Xperi Holding Corp. (1 month LIBOR + 3.500%) 3.584%, 6/8/28(2)	6,547	6,529
		332,048

Manufacturing—2.5%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(2)	3,573	3,576
American Trailer World Corp. First Lien (1 month LIBOR + 3.750%) 4.500%, 3/3/28(2)	5,456	5,428
Apex Group Treasury LLC (3 month LIBOR + 3.750%) 4.250%, 7/27/28(2)	2,500	2,497
Bright Bidco B.V. 2018, Tranche B (3 month LIBOR + 3.500%) 4.500%, 6/30/24(2)	4,103	3,253
Canada Goose, Inc. 2021 (3 month LIBOR + 3.500%) 4.250%, 10/7/27(2)	4,037	4,042
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 3.250%, 3/31/27(2)	2,216	2,212
Grinding Media, Inc. (3 month LIBOR + 4.000%) 0.000%, 9/21/28(2)(3)	3,560	3,565
Hyperion Materials & Technologies, Inc. (1 month LIBOR + 4.500%) 5.000%, 8/28/28(2)	1,880	1,882
Madison IAQ LLC (6 month LIBOR + 3.250%) 3.750%, 6/21/28(2)	4,988	4,979
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Ozark Holdings LLC 2020 (3 month LIBOR + 3.750%) 4.250%, 12/16/27(2)	$ 2,862	$ 2,860
Plaskolite PPC Intermediate II LLC 2021 (3 month LIBOR + 4.000%) 4.750%, 12/15/25(2)	2,418	2,420
Rexnord LLC Tranche B (3 month LIBOR + 2.250%) 0.000%, 9/15/28(2)(3)	2,505	2,504
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.084%, 10/1/25(2)	7,639	7,564
Tiger Acquisition LLC First Lien (3 month LIBOR + 3.250%) 3.750%, 6/1/28(2)	2,155	2,146
Truck Hero, Inc. (1 month LIBOR + 3.250%) 4.000%, 1/29/28(2)	4,377	4,366
VM Consolidated, Inc. (3 month LIBOR + 3.250%) 3.397% - 3.417%, 3/24/28(2)	4,099	4,090
		57,384

Media / Telecom - Broadcasting—1.9%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 3.340%, 8/24/26(2)	2,613	1,622
DIRECTV Financing LLC (3 month LIBOR + 5.000%) 5.750%, 8/2/27(2)	10,900	10,903
Gogo Intermediate Holdings LLC (3 month LIBOR + 3.750%) 4.500%, 4/30/28(2)	2,629	2,631
Gray Television, Inc. Tranche C (1 month LIBOR + 2.500%) 2.586%, 1/2/26(2)	7,774	7,743
Hubbard Radio LLC (1 month LIBOR + 4.250%) 5.250%, 3/28/25(2)	5,102	5,090
iHeartCommunications, Inc. (1 month LIBOR + 3.250%) 3.750%, 5/1/26(2)	2,469	2,467
	Par Value	Value

Media / Telecom - Broadcasting—continued
LCPR Loan Financing LLC 2021 (1 month LIBOR + 3.750%) 3.834%, 10/16/28(2)	$ 5,325	$ 5,325
Mission Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.586%, 6/2/28(2)	4	—
Univision Communications, Inc. Tranche B (1 month LIBOR + 3.250%) 4.000%, 3/15/26(2)	7,252	7,239
		43,020

Media / Telecom - Cable/Wireless Video—3.7%
Atlantic Broadband Finance LLC Tranche B (1 month LIBOR + 2.500%) 3.000%, 9/1/28(2)	7,213	7,165
Charter Communications Operating LLC Tranche B2 (1 month LIBOR + 1.750%) 1.840%, 2/1/27(2)	6,572	6,530
Coral-US Co-Borrower LLC Tranche B-5 (1 month LIBOR + 2.250%) 2.334%, 1/31/28(2)	5,706	5,626
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 2.334%, 7/17/25(2)	10,226	10,072
2019 (1 month LIBOR + 2.500%) 2.584%, 4/15/27(2)	3,194	3,154
Intelsat Jackson Holdings S.A. Tranche B-3 (3 month PRIME + 4.750%) 8.000%, 11/27/23(2)(7)	16,345	16,526
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26(2)	9,352	9,339
Telenet Financing USD LLC Tranche AR (3 month LIBOR + 2.000%) 0.000%, 4/30/28(2)(3)	4,605	4,549
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 2.584%, 1/31/28(2)	$ 11,730	$ 11,646
WideOpenWest Finance LLC Tranche B (1 month LIBOR + 3.250%) 4.250%, 8/18/23(2)	2,673	2,672
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 2.584%, 4/30/28(2)	6,740	6,684
		83,963

Media / Telecom - Diversified Media—4.9%
Allen Media LLC
0.000%, 2/10/27(3)	898	896
(3 month LIBOR + 5.500%) 0.000%, 2/10/27(2)(3)	2,299	2,295
Alpha Topco Ltd. 2018, Tranche B-3 (1 month LIBOR + 2.500%) 3.500%, 2/1/24(2)	5,527	5,507
Applovin Corp. (1 month LIBOR + 3.250%) 3.334%, 8/15/25(2)	4,469	4,461
Arches Buyer, Inc. (1 month LIBOR + 3.250%) 3.750%, 12/6/27(2)	2,680	2,665
Constant Contact, Inc. First Lien (1 month LIBOR + 4.000%) 4.750%, 2/10/28(2)	5,105	5,092
Deluxe Entertainment Services Group, Inc., PIK Interest Capitalization Second Lien (3 month LIBOR + 8.500%) 9.500%, 9/25/24(2)(5)(6)(8)	4,232	—
Digital Media Solutions LLC (1 month LIBOR + 5.000%) 5.750%, 5/25/26(2)	2,808	2,794
E.W. Scripps Co. (The) Tranche B-2 (1 month LIBOR + 2.563%) 3.313%, 5/1/26(2)	3,250	3,238
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—continued
Electronics For Imaging, Inc. (3 month LIBOR + 5.000%) 0.000%, 7/23/26(2)(3)	$ 2,992	$ 2,819
Lions Gate Capital Holdings LLC
Tranche A (1 month LIBOR + 1.750%) 1.834%, 3/22/23(2)	8,318	8,256
Tranche B (1 month LIBOR + 2.250%) 2.334%, 3/24/25(2)	12,657	12,543
McGraw-Hill Education, Inc. (1 month LIBOR + 4.750%) 5.250%, 7/28/28(2)	4,175	4,184
Meredith Corp. Tranche B-3 (3 month LIBOR + 4.250%) 5.250%, 1/31/25(2)	9,140	9,323
MH Sub I LLC
2020 (1 month LIBOR + 3.750%) 4.750%, 9/13/24(2)	4,196	4,205
First Lien (1 month LIBOR + 3.500%) 3.584%, 9/13/24(2)	9,409	9,377
Second Lien (1 month LIBOR + 6.250%) 6.338%, 2/23/29(2)	2,565	2,601
Nielsen Consumer, Inc. Tranche B-1 (1 month LIBOR + 4.000%) 4.084%, 3/6/28(2)	3,980	3,987
RR Donnelley & Sons Co. Tranche B (1 month LIBOR + 5.000%) 5.084%, 1/15/24(2)	2,387	2,377
Trader Interactive LLC (6 month LIBOR + 4.000%) 4.500%, 7/28/28(2)	2,500	2,494
Vericast Corp. 2021 (3 month LIBOR + 7.750%) 8.750%, 6/16/26(2)	5,085	4,757
	Par Value	Value

Media / Telecom - Diversified Media—continued
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 2.840%, 5/18/25(2)	$ 20,030	$ 19,605
		113,476

Media / Telecom - Telecommunications—5.4%
Altice Financing S.A.
2017 (3 month LIBOR + 2.750%) 2.876%, 7/15/25(2)	6,628	6,516
2017 (3 month LIBOR + 2.750%) 2.900%, 1/31/26(2)	13,106	12,866
AP Core Holdings II LLC (1 month LIBOR + 5.500%) 6.250%, 9/1/27(2)	3,800	3,810
Cablevision Lightpath LLC (1 month LIBOR + 3.250%) 3.750%, 11/30/27(2)	3,052	3,054
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.334%, 3/15/27(2)	7,477	7,389
Connect US Finco LLC (3 month LIBOR + 3.500%) 4.500%, 12/11/26(2)	8,501	8,504
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(2)	2,499	2,500
Frontier Communications Co. Tranche B (3 month LIBOR + 3.750%) 4.500%, 5/1/28(2)	3,732	3,724
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 1.834%, 3/1/27(2)	8,986	8,872
	Par Value	Value

Media / Telecom - Telecommunications—continued
MetroNet Systems Holdings LLC 2021, First Lien (1 month LIBOR + 3.750%) 4.500%, 6/2/28(2)	$ 3,885	$ 3,888
Neustar, Inc. Tranche B-4, First Lien (1 month LIBOR + 3.500%) 4.500%, 8/8/24(2)	9,939	9,940
Numericable U.S. LLC
Tranche B-12 (3 month LIBOR + 3.688%) 3.814%, 1/31/26(2)	19,885	19,701
Tranche B-13 (3 month LIBOR + 4.000%) 4.125%, 8/14/26(2)	16,741	16,671
Windstream Services LLC (1 month LIBOR + 6.250%) 7.250%, 9/21/27(2)	4,798	4,813
Xplornet Communications, Inc. (3 month LIBOR + 4.250%) 0.000%, 10/2/28(2)(3)	4,190	4,169
Zacapa LLC (3 month LIBOR + 4.500%) 4.632%, 7/2/25(2)	7,952	7,985
		124,402

Media / Telecom - Wireless Communications—0.7%
CCI Buyer, Inc. First Lien (3 month LIBOR + 3.750%) 4.500%, 12/17/27(2)	6,268	6,285
Crown Subsea Communications Holding, Inc. (1 month LIBOR + 5.000%) 5.750%, 4/27/27(2)	3,366	3,385
Iridium Satellite LLC (1 month LIBOR + 2.500%) 3.250%, 11/4/26(2)	3,641	3,643
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Media / Telecom - Wireless Communications—continued
Orbcomm, Inc. Tranche B (3 month LIBOR + 4.250%) 5.000%, 6/19/28(2)	$ 3,300	$ 3,295
		16,608

Metals / Minerals—0.6%
Atkore International, Inc. (3 month LIBOR + 2.000%) 2.500%, 5/26/28(2)	4,630	4,611
Consol Energy, Inc. Tranche B (1 month LIBOR + 4.500%) 4.590%, 9/27/24(2)	6,043	5,786
Oxbow Carbon LLC Tranche B, First Lien (1 month LIBOR + 4.250%) 5.000%, 10/17/25(2)	3,705	3,712
		14,109

Retail—2.7%
Academy Ltd. (1 month LIBOR + 3.750%) 4.500%, 11/5/27(2)	4,040	4,044
Ascena Retail Group, Inc. Tranche B (3 month LIBOR + 0.750%) 0.750% - 1.500%, 8/19/22(2)(6)	2,496	58
Belk, Inc.
First Lien (3 month LIBOR + 7.500%) 8.500%, 7/31/25(2)	4,375	4,377
Second Lien 13.000%, 7/31/25(9)	7,090	5,446
Birkenstock US Bidco, Inc. Tranche B (3 month LIBOR + 3.750%) 4.250%, 4/28/28(2)	4,105	4,096
CNT Holdings I Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 11/8/27(2)	2,384	2,386
CWGS Group LLC Tranche B (1 month LIBOR + 2.500%) 3.250%, 6/3/28(2)	5,970	5,937
DEI Sales Inc First Lien (1 month LIBOR + 5.500%) 6.250%, 4/28/28(2)	4,174	4,132
	Par Value	Value

Retail—continued
Great Outdoors Group LLC Tranche B-1 (3 month LIBOR + 4.250%) 5.000%, 3/6/28(2)	$ 4,722	$ 4,736
J.C. Penney Corp., Inc. Tranche B (3 month LIBOR + 4.250%) 0.000%, (2)(5)(6)	3,733	19
Jo-Ann Stores LLC Tranche B (6 month LIBOR + 4.750%) 5.500%, 7/7/28(2)	4,860	4,719
Penney Borrower LLC (1 month LIBOR + 8.500%) 9.500%, 12/7/26(2)	121	120
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28(2)	6,467	6,465
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(2)	4,790	4,797
Rent-A-Center, Inc. (1 month LIBOR + 3.250%) 3.750%, 2/17/28(2)	3,781	3,791
Rising Tide Holdings, Inc.
First Lien (1 month LIBOR + 4.750%) 5.500%, 6/1/28(2)	2,065	2,074
Second Lien (1 month LIBOR + 8.250%) 9.000%, 6/1/29(2)	1,655	1,659
Tory Burch LLC Tranche B (1 month LIBOR + 3.500%) 4.000%, 4/16/28(2)	2,808	2,812
		61,668

Service—11.1%
Adtalem Global Education, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%) 5.250%, 8/12/28(2)	10,605	10,610
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28(2)	3,287	3,277
American Public Education, Inc. (3 month LIBOR + 5.500%) 6.250%, 10/28/27(2)	3,210	3,202
	Par Value	Value

Service—continued
American Residential Services LLC First Lien (3 month LIBOR + 3.500%) 4.250%, 10/15/27(2)	$ 2,179	$ 2,176
APFS Staffing Holdings, Inc. (1 month LIBOR + 4.750%) 4.834%, 4/15/26(2)	1,840	1,831
APX Group, Inc. (1 month LIBOR + 3.500%) 4.000%, 7/10/28(2)	8,080	8,052
Array Technologies, Inc. (3 month LIBOR + 3.250%) 3.750%, 10/14/27(2)	1,636	1,631
Ascend Learning LLC
(1 month LIBOR + 3.000%) 4.000%, 7/12/24(2)	6,508	6,503
(1 month LIBOR + 3.750%) 4.750%, 7/12/24(2)	1,886	1,887
Belfor Holdings, Inc. First Lien (1 month LIBOR + 4.000%) 4.084%, 4/6/26(2)	4,477	4,488
Camelot US Acquisition I Co. (1 month LIBOR + 3.000%) 4.000%, 10/30/26(2)	5,072	5,083
Clean Harbors, Inc. (3 month LIBOR + 2.250%) 0.000%, 9/21/28(2)(3)	2,300	2,299
Conservice Midco LLC First Lien (3 month LIBOR + 4.250%) 4.382%, 5/13/27(2)	3,514	3,517
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.336%, 2/6/26(2)	3,216	3,212
Employbridge Holding Co. Tranche B (3 month LIBOR + 4.750%) 5.500%, 7/14/28(2)	3,400	3,376
EverCommerce Solutions, Inc. (1 month LIBOR + 3.250%) 3.750%, 7/6/28(2)	4,070	4,075
Exela Intermediate LLC 2018 (3 month LIBOR + 6.500%) 7.500%, 7/12/23(2)	4,218	3,240
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Service—continued
First Student Bidco, Inc.
(3 month LIBOR + 3.000%) 3.500%, 7/13/28(2)	$ 4,722	$ 4,694
(3 month LIBOR + 3.000%) 3.500%, 7/21/28(2)	1,743	1,733
Foundational Education Group, Inc.
(6 month LIBOR + 4.250%) 4.750%, 8/21/28(2)	2,665	2,652
(6 month LIBOR + 6.500%) 7.000%, 8/19/29(2)	830	828
GFL Environmental, Inc. 2020 (3 month LIBOR + 3.000%) 3.500%, 5/30/25(2)	3,173	3,177
GI Consilio Parent LLC First Lien (1 month LIBOR + 4.000%) 4.500%, 4/30/28(2)	4,070	4,044
Gopher Resource LLC (1 month LIBOR + 3.250%) 4.250%, 3/6/25(2)	2,397	2,208
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26(2)	4,378	4,414
Guidehouse LLP (1 month LIBOR + 4.000%) 4.084%, 5/1/25(2)	12,615	12,623
Harsco Corp. (1 month LIBOR + 2.250%) 2.750%, 3/10/28(2)	5,017	5,003
Holding Socotec (2 month LIBOR + 4.250%) 5.000%, 6/30/28(2)	3,305	3,299
Inmar, Inc. First Lien (3 month LIBOR + 4.000%) 5.000%, 5/1/24(2)	3,547	3,542
Lakeland Tours LLC PIK Interest Capitalization First Lien (3 month LIBOR + 3.250) 13.250%, 9/25/27(8)	91	59
Lakeshore Learning Materials (3 month LIBOR + 3.500%) 0.000%, 9/29/28(2)(3)	2,510	2,504
	Par Value	Value

Service—continued
Maximus, Inc. Tranche B (6 month LIBOR + 2.000%) 2.500%, 5/28/28(2)	$ 2,564	$ 2,559
MHI Holdings LLC First Lien (1 month LIBOR + 5.000%) 5.084%, 9/21/26(2)	6,477	6,504
National Intergovernmental Purchasing Alliance Co. First Lien (3 month LIBOR + 3.500%) 3.647%, 5/23/25(2)	3,364	3,335
Nuvei Technologies Corp. (3 month LIBOR + 2.500%) 3.000%, 9/29/25(2)	2,818	2,827
Oravel Stays Singapore Pte Ltd (3 month LIBOR + 8.250%) 9.000%, 6/23/26(2)	1,656	1,739
Packers Holding LLC (6 month LIBOR + 3.250%) 4.000%, 3/9/28(2)	2,264	2,252
PAE, Inc. First Lien (3 month LIBOR + 4.500%) 5.250%, 10/19/27(2)	5,229	5,218
Paysafe Holdings U.S. Corp. Tranche B-1 (3 month LIBOR + 2.750%) 3.250%, 6/28/28(2)	5,691	5,624
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(2)	11,298	11,300
Pitney Bowes, Inc. Tranche B (1 month LIBOR + 4.000%) 4.090%, 3/17/28(2)	2,930	2,933
PODS LLC (1 month LIBOR + 3.000%) 3.750%, 3/31/28(2)	3,154	3,155
Prime Security Services Borrower LLC 2021, Tranche B-1 (1 month LIBOR + 2.750%) 3.500%, 9/23/26(2)	5,544	5,535
Priority Holdings LLC (3 month LIBOR + 5.750%) 6.750%, 4/21/27(2)	5,546	5,525
	Par Value	Value

Service—continued
Red Ventures LLC
Tranche B-2 (1 month LIBOR + 2.500%) 2.584%, 11/8/24(2)	$ 1,534	$ 1,519
Tranche B-3, First Lien (3 month LIBOR + 3.500%) 4.250%, 11/8/24(2)	2,561	2,553
Refficiency Holdings LLC
0.000%, 12/31/27(2)	838	837
0.000%, 12/31/27(2)	162	162
(1 month LIBOR + 4.000%) 4.750%, 12/16/27(2)	3,159	3,156
Shutterfly LLC (3 month LIBOR + 5.000%) 5.750%, 9/25/26(2)	3,335	3,336
Signal Parent, Inc. (1 month LIBOR + 3.500%) 4.250%, 4/3/28(2)	4,329	4,275
Spin Holdco, Inc. (3 month LIBOR + 4.000%) 4.750%, 3/4/28(2)	3,527	3,536
St. George’s University Scholastic Services LLC
(1 month LIBOR + 3.250%) 3.340%, 7/17/25(2)	2,489	2,482
Tranche B (3 month LIBOR + 3.250%) 0.000%, 6/29/28(2)(3)	3,120	3,113
Summer BC Bidco B LLC Tranche B-2 (3 month LIBOR + 4.500%) 5.250%, 12/4/26(2)	3,950	3,948
Titan AcquisitionCo New Zealand Ltd. 2020 (3 month LIBOR + 4.000%) 4.132%, 5/1/26(2)	2,984	2,978
Travelport Finance (Luxembourg) S.a.r.l. PIK Interest Capitalization (3 month LIBOR + 8.000%) 9.750%, 2/28/25(2)(10)	4,399	4,560
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Service—continued
Travelport Finance Luxembourg S.a.r.l. 2021 (3 month LIBOR + 6.750%) 6.882%, 5/29/26(2)	$ 3,431	$ 2,941
TTF Holdings LLC (1 month LIBOR + 4.000%) 4.750%, 3/31/28(2)	3,264	3,256
United Talent Agency LLC (3 month LIBOR + 4.000%) 4.750%, 1/20/28(2)	1,665	1,652
Ventia Finco Pty Ltd. 2019, Tranche B (3 month LIBOR + 4.000%) 5.000%, 5/21/26(2)	8,456	8,487
Webhelp US LLC (3 month LIBOR + 4.000%) 0.000%, 7/30/28(2)(3)	4,590	4,573
Weld North Education LLC 2021 (3 month LIBOR + 3.750%) 4.250%, 12/21/27(2)	2,977	2,978
WIN Waste Innovations Holdings, Inc. (3 month LIBOR + 2.750%) 3.250%, 3/24/28(2)	7,785	7,776
WW International, Inc. (1 month LIBOR + 3.500%) 4.000%, 4/13/28(2)	4,903	4,893
Zoominfo LLC (1 month LIBOR + 3.000%) 3.084%, 2/2/26(2)	4,486	4,486
		255,242

Transportation - Automotive—2.9%
Adient US LLC Tranche B-1 (1 month LIBOR + 3.500%) 3.584%, 4/10/28(2)	5,766	5,763
Autokiniton US Holdings, Inc. Tranche B #N/A 5.000%, 4/6/28(2)	8,648	8,646
Clarios Global LP First Lien (3 month LIBOR + 3.250%) 3.334%, 4/30/26(2)	2,622	2,608
Dexko Global, Inc. (3 month LIBOR + 3.750%) 0.000%, 10/4/28(2)(3)	3,868	3,863
	Par Value	Value

Transportation - Automotive—continued
DexKo Global, Inc. Tranche B (weekly LIBOR + 3.250%) 4.250%, 7/24/24(2)	$ 10,157	$ 10,147
ENC Parent Corp. (3 month LIBOR + 4.250%) 5.000%, 8/21/28(2)	3,605	3,575
ILPEA Parent, Inc. (1 month LIBOR + 4.500%) 5.250%, 6/22/28(2)	3,326	3,318
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 10/28/27(2)	2,880	2,882
RC Buyer, Inc.
First Lien (3 month LIBOR + 3.500%) 4.250%, 7/26/28(2)	2,500	2,494
Second Lien (3 month LIBOR + 6.750%) 7.500%, 7/26/29(2)	1,250	1,245
RVR Dealership Holdings LLC (3 month LIBOR + 4.000%) 4.750%, 2/8/28(2)	4,756	4,744
Superior Industries International, Inc. (1 month LIBOR + 4.000%) 4.084%, 5/22/24(2)	7,319	7,282
TI Group Automotive Systems LLC 2021, Tranche B (3 month LIBOR + 3.250%) 3.750%, 12/16/26(2)	2,201	2,202
Wabash National Corp. (1 month LIBOR + 3.250%) 4.000%, 9/28/27(2)	5,395	5,388
Wheel Pros, Inc. First Lien (1 month LIBOR + 4.500%) 5.250%, 5/11/28(2)	2,790	2,787
		66,944

Transportation - Land Transportation—1.3%
Daseke Cos., Inc. (1 month LIBOR + 4.000%) 4.750%, 3/9/28(2)	7,960	7,950
LaserShip, Inc.
First Lien (6 month LIBOR + 4.500%) 5.250%, 4/30/28(2)	5,150	5,154
	Par Value	Value

Transportation - Land Transportation—continued
Second Lien (3 month LIBOR + 7.500%) 8.250%, 4/30/29(2)	$ 3,135	$ 3,135
Pilot Travel Centers LLC (1 month LIBOR + 2.000%) 2.084%, 8/4/28(2)	6,635	6,611
Savage Enterprises LLC (1 month LIBOR + 3.250%) 3.750%, 8/11/28(2)	7,267	7,257
		30,107

Transportation - Shipping—0.3%
Carriage Purchaser, Inc. (3 month LIBOR + 4.250%) 0.000%, 9/25/28(2)(3)	4,750	4,744
WWEX Uni Topco Holdings LLC
First Lien (6 month LIBOR + 4.250%) 5.000%, 7/26/28(2)	1,920	1,925
Second Lien (6 month LIBOR + 7.000%) 7.750%, 7/26/29(2)	400	396
		7,065

Utility—1.8%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(2)	6,004	5,960
Calpine Corp.
2019 (1 month LIBOR + 2.000%) 2.090%, 4/5/26(2)	1,382	1,365
2020 (1 month LIBOR + 2.500%) 2.590%, 12/16/27(2)	2,977	2,970
Tranche B-10 (1 month LIBOR + 2.000%) 0.000%, 8/12/26(2)(3)	1,572	1,552
Centuri Group, Inc. (3 month LIBOR + 2.500%) 3.000%, 8/27/28(2)	4,720	4,716
Eastern Power LLC Tranche B (3 month LIBOR + 3.750%) 4.750%, 10/2/25(2)	8,247	7,323
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
	Par Value	Value

Utility—continued
Generation Bridge Acquisition LLC Tranche C (3 month LIBOR + 5.000%) 0.000%, 8/7/28(2)(3)(5)	$ 56	$ 56
Granite Generation LLC (1 month LIBOR + 3.750%) 4.750%, 11/9/26(2)	7,001	6,871
Invenergy Thermal Operating I LLC (1 month LIBOR + 3.000%) 3.084%, 8/28/25(2)	3,634	3,576
Longview Power LLC (3 month LIBOR + 10.000%) 11.500%, 7/30/25(2)	1,529	1,536
Talen Energy Supply LLC (1 month LIBOR + 3.750%) 3.834%, 7/8/26(2)	4,898	4,558
		40,483

Total Leveraged Loans (Identified Cost $2,159,928)		2,154,077

	Shares
Preferred Stock—0.3%
Energy—0.3%
Blackbrush Oil & Gas PIK, 0.000%(5)(8)	14,098	6,147
Total Preferred Stock (Identified Cost $4,075)		6,147

Common Stocks—0.8%
Communication Services—0.0%
Desg Holdings, Inc.(5)	475,758	—
Consumer Discretionary—0.0%
Belk, Inc.(5)	1,562	23
Earnout Trust Certificates(5)	2,376	24
JCPenney Propco(5)	17,816	351
Wayne Services Legacy, Inc. (5)	2,073	—
		398

	Shares	Value

Energy—0.4%
Blackbrush Oil & Gas(5)	437,150	$ —
FTS International, Inc. Class A(11)	186,928	4,598
Summit Midstream Partners LP(11)	108,293	3,850
Sunshine Oil & Gas, Inc.(5)	120,539	844
		9,292

Financials—0.3%
TRU Topco Units(5)	1,866	5,566
Information Technology—0.0%
Internap Holding LLC(5)	681,392	102
Real Estate—0.1%
Hill Street Properties(5)	85,002	2,040
Utilities—0.0%
Longview Intermediate Holdings LLC(5)	350,306	963
Total Common Stocks (Identified Cost $18,231)		18,361

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(5)(11)	410,667	544
Total Rights (Identified Cost $554)		544

Warrant—0.0%
Real Estate—0.0%
Hill Street Properties(11)	144,733	—
Total Warrant (Identified Cost $1)		—

Par Value
Convertible Bonds and Notes—0.3%
Communication Services—0.3%
Liberty Interactive LLC 4.000%, 11/15/29	$ 8,000	6,240
Par Value	Value
Communication Services—continued
Total Convertible Bonds and Notes (Identified Cost $6,414)	6,240

Total Long-Term Investments—99.0% (Identified Cost $2,273,397)	$2,270,413

	Shares
Short-Term Investment—6.8%
Money Market Mutual Fund—6.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(12)	154,874,715	154,875
Total Short-Term Investment (Identified Cost $154,875)		154,875

TOTAL INVESTMENTS—105.8% (Identified Cost $2,428,272)		$2,425,288
Other assets and liabilities, net—(5.8)%		(132,120)
NET ASSETS—100.0%		$2,293,168

Abbreviations:
DB	Deutsche Bank AG
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, these securities amounted to a value of $61,702 or 2.7% of net assets.
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
(2)	Variable rate security. Rate disclosed is as of September 30, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	This loan will settle after September 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(4)	75% of the income received was in cash and 25% was in PIK.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	Security in default, interest payments are being received during the bankruptcy proceedings.
(8)	100% of the income received was in PIK.
(9)	38% of the income received was in cash and 62% was in PIK.
(10)	28% of the income received was in cash and 72% was in PIK.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
Luxembourg	3
France	2
Netherlands	1
Canada	1
Total	100%
† % of total investments as of September 30, 2021.
As of September 30, 2021, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Allen Media LLC, (3 month LIBOR + 5.500%) 0.000%, 2/10/27	$2,090	$2,069	$2,087	$18
Arc Falcon I, Inc., (3 month LIBOR + 3.750%) 0.000%, 9/22/28	573	570	573	2
CP Iris Holdco I, Inc., (3 month LIBOR + 3.750%) 0.000%, 9/21/28	586	586	585	(1)
Dexko Global, Inc., (3 month LIBOR + 1.000%) 4.250%, 9/22/28	737	737	736	(1)
ENC Parent Corp., (3 month LIBOR + 0.500%) 0.000%, 8/21/28	321	319	318	(1)
HighTower Holding LLC, (4 month LIBOR + 0.750%) 4.000%, 4/21/28	658	658	657	(1)
Hillman Group, Inc. (The), (1 month LIBOR + 0.5000%) 3.250%, 7/14/28	500	500	499	(1)
ImageFirst Holdings LLC, (3 month LIBOR + 4.500%) 7.750%, 4/27/28	348	346	347	1
LendingTree, Inc., (3 month LIBOR + 4.000%) 4.125%, 9/15/28	1,500	1,485	1,498	13
Mariner Wealth Advisors LLC, (3 month LIBOR + 1.000%) 0.000%, 8/18/28	364	361	363	2
National Mentor Holdings, Inc., (3 month LIBOR + 3.500%) 0.000%, 3/02/28	198	198	198	—(1)
Refficiency Holdings LLC, (3 month LIBOR + 4.000%) 0.000%, 12/16/27	612	613	611	(2)
RVR Dealership Holdings LLC, (4 month LIBOR + 0.500%) 4.000%, 2/08/28	222	222	222	—(1)
SCP Eye Care Services LLC, (3 month LIBOR + 4.500%) 0.000%, 3/16/28	479	479	479	—
Sovos Compliance LLC, (3 month LIBOR + 0.500%) 5.000%, 8/11/28	369	369	371	2
TricorBraun, Inc., (1 month LIBOR + 3.250%) 3.750%, 3/03/28	1,052	1,052	1,048	(3)
Trident TPI Holdings, Inc., (3 month LIBOR + 2.000%) 0.000%, 9/15/28	290	290	290	—
U.S. Silica Co. 0.000%, 5/01/23	2,250	2,187	2,130	(57)
Total	$13,149	$13,041	$13,012	$(29)

(1)	Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$85,044	$—	$85,044	$—
Leveraged Loans	2,154,077	—	2,151,306	2,771(1)
Convertible Bonds and Notes	6,240	—	6,240	—
Equity Securities:
Rights	544	—	—	544
Common Stocks	18,361	8,448	—	9,913(1)
Warrant	—	—	—	—
Preferred Stock	6,147	—	—	6,147
Money Market Mutual Fund	154,875	154,875	—	—
Total Investments	$2,425,288	$163,323	$2,242,590	$19,375

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $7,088 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Securities held by the Fund with an end of period value of $563 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Leveraged Loans	Common Stocks	Preferred Stocks	Right
Investments in Securities
Balance as of December 31, 2020:	$ 27,579	$ 3,992(a)	$ 11,962(a)	$ 9,502(a)	$ 2,123(a)	$—
Accrued discount/(premium)	35	6	29	—	—	—
Realized gain (loss)	(51,094)	12	18	(51,124)	—	—
Change in unrealized appreciation (depreciation)(b)	57,638	426	567	52,621	4,024	—
Purchases	11,065	—	2,762	8,303	—(C)	—
Sales(d)	(19,323)	(4,436)	(5,498)	(9,389)	—	—
Transfers into Level 3(e)	563	—	19	—	—	544
Transfers from Level 3(e)	(7,088)	—	(7,088)(f)	—	—	—
Balance as of September 30, 2021	$ 19,375	$ —	$ 2,771(a)	$ 9,913(a)	$ 6,147	$ 544
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at September 30, 2021, was $1,515.
(C) Amount is less than $500.
(d) Includes paydowns on securities.
(e) Transfers into and/or from represent the ending value as of September 30, 2021, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(f) Includes unfunded security.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2021:
Investments in Securities – Assets	Ending Balance at September 30, 2021	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
Blackbrush Oil & Gas	$6,147	Market and Company Comparables	EV Multiples	4.74x (2.96x - 6.02x)
			Illiquidity Discount	15%
Common Stocks:
Blackbrush Oil & Gas	$—	Market and Company Comparables	EV Multiples	4.74x (2.96x - 6.02x)
			Illiquidity Discount	15%

TRU Topco	$5,566	Market and Company Comparables	EV Multiples	6.89x (3.43x - 12.60x)
				8.28x (5.30x - 12.73x)
			Precedent Transaction Multiples	9.50x (7.56x - 12.27x)
			Illiquidity Discount	20%
See Notes to Schedule of Investments

VIRTUS SEIX FLOATING RATE HIGH INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.